UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3430

Oppenheimer Limited-Term Bond Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: August 31

Date of reporting period: 11/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS November 30, 2015 Unaudited

	Principal Amount	Value
Asset-Backed Securities—12.6%
Auto Loan—11.9%
American Credit Acceptance Receivables Trust:
Series 2014-1, Cl. B, 2.39%, 11/12/19[1]	$2,427,494	$2,433,157
Series 2014-2, Cl. B, 2.26%, 3/10/20[1]	740,000	740,983
Series 2014-3, Cl. B, 2.43%, 6/10/20[1]	3,240,000	3,221,866
Series 2014-4, Cl. B, 2.60%, 10/12/20[1]	995,000	985,794
Series 2015-1, Cl. B, 2.85%, 2/12/21[1]	2,690,000	2,655,216
Series 2015-3, Cl. B, 3.56%, 10/12/21[2]	2,950,000	2,939,093
AmeriCredit Automobile Receivables Trust:
Series 2012-2, Cl. E, 4.85%, 8/8/19[1]	1,295,000	1,317,986
Series 2012-3, Cl. E, 4.46%, 11/8/19[1]	1,305,000	1,326,905
Series 2012-5, Cl. D, 2.35%, 12/10/18	795,000	800,646
Series 2013-2, Cl. E, 3.41%, 10/8/20[1]	1,845,000	1,865,074
Series 2013-3, Cl. E, 3.74%, 12/8/20[1]	1,065,000	1,068,266
Series 2014-1, Cl. D, 2.54%, 6/8/20	1,455,000	1,458,245
Series 2014-1, Cl. E, 3.58%, 8/9/21	675,000	674,239
Series 2014-2, Cl. D, 2.57%, 7/8/20	2,575,000	2,558,872
Series 2014-2, Cl. E, 3.37%, 11/8/21	2,980,000	2,944,393
Series 2014-3, Cl. D, 3.13%, 10/8/20	5,345,000	5,386,830
Series 2014-4, Cl. C, 2.47%, 11/9/20	2,000,000	1,999,588
Series 2014-4, Cl. D, 3.07%, 11/9/20	4,645,000	4,633,713
Series 2015-2, Cl. D, 3.00%, 6/8/21	480,000	476,126
Series 2015-3, Cl. D, 3.34%, 8/8/21	1,440,000	1,429,161
Series 2015-4, Cl. D, 3.72%, 12/8/21	1,770,000	1,774,064
California Republic Auto Receivables Trust:
Series 2013-2, Cl. C, 3.32%, 8/17/20	1,230,000	1,260,568
Series 2014-2, Cl. C, 3.29%, 3/15/21	450,000	448,912
Series 2014-4, Cl. C, 3.56%, 9/15/21	700,000	700,461
Capital Auto Receivables Asset Trust:
Series 2013-1, Cl. D, 2.19%, 9/20/21	1,085,000	1,084,361
Series 2013-4, Cl. D, 3.22%, 5/20/19	560,000	567,547
Series 2014-1, Cl. D, 3.39%, 7/22/19	615,000	625,608
Series 2014-3, Cl. D, 3.14%, 2/20/20	1,005,000	1,004,957
Series 2015-1, Cl. D, 3.16%, 8/20/20	1,160,000	1,149,731
Series 2015-2, Cl. C, 2.67%, 8/20/20	1,150,000	1,144,056
Series 2015-4, Cl. D, 3.62%, 5/20/21	2,380,000	2,361,165
CarFinance Capital Auto Trust:
Series 2013-2A, Cl. B, 3.15%, 8/15/19[1]	2,840,000	2,860,196
Series 2014-1A, Cl. A, 1.46%, 12/17/18[1]	227,815	227,679
Series 2015-1A, Cl. A, 1.75%, 6/15/21[1]	1,159,264	1,147,716
CarMax Auto Owner Trust:
Series 2014-2, Cl. D, 2.58%, 11/16/20	1,570,000	1,567,061
Series 2015-2, Cl. D, 3.04%, 11/15/21	750,000	748,015
Series 2015-3, Cl. D, 3.27%, 3/15/22	1,440,000	1,444,560
CPS Auto Receivables Trust:
Series 2014-A, Cl. A, 1.21%, 8/15/18[1]	942,552	940,505
Series 2014-C, Cl. A, 1.31%, 2/15/19[1]	1,065,474	1,058,898
CPS Auto Trust, Series 2012-C, Cl. A, 1.82%, 12/16/19[1]	230,434	229,471
Credit Acceptance Auto Loan Trust:
Series 2013-1A, Cl. B, 1.83%, 4/15/21[1]	350,000	350,153
Series 2014-1A, Cl. B, 2.29%, 4/15/22[1]	1,085,000	1,084,180
Series 2014-2A, Cl. B, 2.67%, 9/15/22[1]	1,015,000	1,017,886

1 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Credit Acceptance Auto Loan Trust: (Continued)
Series 2015-1A, Cl. C, 3.30%, 7/17/23[1]	$1,595,000	$1,580,636
Series 2015-2A, Cl. B, 3.04%, 8/15/23[1]	2,650,000	2,650,189
Drive Auto Receivables Trust:
Series 2015-AA, Cl. C, 3.06%, 5/17/21[1]	1,740,000	1,738,009
Series 2015-BA, Cl. C, 2.76%, 7/15/21[1]	2,210,000	2,196,028
Series 2015-DA, Cl. C, 3.38%, 11/15/21[1]	2,260,000	2,258,509
DT Auto Owner Trust:
Series 2012-2A, Cl. D, 4.35%, 3/15/19[1]	905,905	906,416
Series 2013-1A, Cl. D, 3.74%, 5/15/20[1]	965,000	971,455
Series 2013-2A, Cl. D, 4.18%, 6/15/20[1]	2,285,000	2,309,184
Series 2014-1A, Cl. D, 3.98%, 1/15/21[1]	1,900,000	1,907,693
Series 2014-2A, Cl. D, 3.68%, 4/15/21[1]	2,810,000	2,790,591
Series 2014-3A, Cl. D, 4.47%, 11/15/21[1]	1,405,000	1,408,700
Series 2015-1A, Cl. C, 2.87%, 11/16/20[1]	1,230,000	1,228,100
Exeter Automobile Receivables Trust:
Series 2012-2A, Cl. C, 3.06%, 7/16/18[1]	3,870,000	3,873,552
Series 2014-1A, Cl. B, 2.42%, 1/15/19[1]	1,225,000	1,226,304
Series 2014-1A, Cl. C, 3.57%, 7/15/19[1]	1,225,000	1,228,870
Series 2014-2A, Cl. A, 1.06%, 8/15/18[1]	162,588	162,231
Series 2014-2A, Cl. C, 3.26%, 12/16/19[1]	625,000	617,166
First Investors Auto Owner Trust:
Series 2012-1A, Cl. C, 3.54%, 11/15/17[1]	314,127	314,816
Series 2012-1A, Cl. D, 5.65%, 4/15/18[1]	1,135,000	1,140,158
Series 2013-3A, Cl. C, 2.91%, 1/15/20[1]	2,885,000	2,900,564
Series 2013-3A, Cl. D, 3.67%, 5/15/20[1]	900,000	904,002
Series 2014-1A, Cl. C, 2.74%, 4/15/20[1]	4,000,000	3,996,282
Series 2014-1A, Cl. D, 3.28%, 4/15/21[1]	2,555,000	2,533,378
Series 2014-3A, Cl. D, 3.85%, 2/15/22[1]	1,210,000	1,216,490
Flagship Credit Auto Trust:
Series 2014-1, Cl. A, 1.21%, 4/15/19[1]	450,829	449,561
Series 2014-2, Cl. A, 1.43%, 12/16/19[1]	1,167,005	1,159,091
GM Financial Automobile Leasing Trust, Series 2015-1, Cl. D, 3.01%, 3/20/20	1,680,000	1,666,781
GO Financial Auto Securitization Trust, Series 2015-1, Cl. A, 1.81%, 3/15/18[1]	908,755	907,974
Navistar Financial Dealer Note Master Trust, Series 2014-1, Cl. D, 2.521%, 10/25/19[1,3]	815,000	809,641
Santander Drive Auto Receivables Trust:
Series 2013-4, Cl. D, 3.92%, 1/15/20	3,595,000	3,693,268
Series 2013-4, Cl. E, 4.67%, 1/15/20[1]	2,370,000	2,435,810
Series 2013-5, Cl. D, 2.73%, 10/15/19	2,223,000	2,237,596
Series 2013-A, Cl. E, 4.71%, 1/15/21[1]	2,025,000	2,079,630
Series 2014-1, Cl. C, 2.36%, 4/15/20	690,000	691,709
Series 2014-1, Cl. D, 2.91%, 4/15/20	985,000	991,175
Series 2014-2, Cl. D, 2.76%, 2/18/20	2,680,000	2,675,934
Series 2014-4, Cl. D, 3.10%, 11/16/20	4,240,000	4,259,120
Series 2015-1, Cl. C, 2.57%, 4/15/21	3,000,000	3,015,821
Series 2015-1, Cl. D, 3.24%, 4/15/21	1,795,000	1,793,982
Series 2015-2, Cl. C, 2.44%, 4/15/21	2,720,000	2,709,158
Series 2015-2, Cl. D, 3.02%, 4/15/21	2,035,000	1,997,173
Series 2015-3, Cl. D, 3.49%, 5/17/21	2,615,000	2,608,244

2 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
Santander Drive Auto Receivables Trust: (Continued)
Series 2015-5, Cl. C, 2.74%, 12/15/21	$1,840,000	$1,836,088
SNAAC Auto Receivables Trust:
Series 2013-1A, Cl. C, 3.07%, 8/15/18[1]	805,149	809,565
Series 2014-1A, Cl. D, 2.88%, 1/15/20[1]	750,000	752,239
TCF Auto Receivables Owner Trust:
Series 2014-1A, Cl. C, 3.12%, 4/15/21[1]	595,000	593,730
Series 2015-1A, Cl. D, 3.53%, 3/15/22[1]	1,230,000	1,234,549
United Auto Credit Securitization Trust, Series 2015-1, Cl. D, 2.92%, 6/17/19[1]	1,565,000	1,557,071
Westlake Automobile Receivables Trust:
Series 2014-1A, Cl. D, 2.20%, 2/15/21[1]	860,000	850,514
Series 2014-2A, Cl. D, 2.86%, 7/15/21[1]	1,070,000	1,054,164
Series 2015-1A, Cl. C, 2.29%, 11/16/20[1]	185,000	183,507
Series 2015-2A, Cl. C, 2.45%, 1/15/21[1]	1,650,000	1,633,749
		154,460,070

Equipment—0.3%
CLI Funding V LLC, Series 2014-2A, Cl. A, 3.38%, 10/18/29[1]	2,286,766	2,267,170
Structured Asset Securities Corp., Interest-Only Stripped Pass-Through Certificates, Series 2002-AL1, Cl. AIO, 0.175%, 2/25/32[4]	4,328,917	425,713
Trip Rail Master Funding LLC, Series 2014-1A, Cl. A1, 2.863%, 4/15/44[1]	639,367	642,538
		3,335,421

Home Equity Loan—0.2%
American Credit Acceptance Receivables Trust, Series 2015-2, Cl. B, 2.97%, 5/12/21[1]	2,825,000	2,785,106

Loans: Other—0.2%
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%, 4/19/44[1]	2,614,343	2,588,806
Total Asset-Backed Securities (Cost $163,408,591)		163,169,403

Mortgage-Backed Obligations—19.6%
Government Agency—9.0%
FHLMC/FNMA/FHLB/Sponsored—5.9%
Federal Home Loan Mortgage Corp. Gold Pool:
4.50%, 5/1/19	22,832	23,669
5.00%, 7/1/33-6/1/34	841,320	932,965
5.50%, 9/1/39	2,563,560	2,850,783
6.00%, 1/1/22-7/1/24	898,347	1,013,875
6.50%, 4/1/18-4/1/34	429,136	478,953
7.00%, 8/1/16-3/1/35	1,902,039	2,221,114
7.50%, 1/1/32-2/1/32	1,250,835	1,504,209
8.00%, 4/1/16	670	673
9.00%, 8/1/22-5/1/25	26,945	29,703
11.50%, 6/1/20	7	7
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 5.198%, 2/1/28[4]	73,440	15,575
Series 205, Cl. IO, 12.939%, 9/1/29[4]	520,169	111,429
Series 206, Cl. IO, 0.00%, 12/1/29[4,5]	181,035	47,743
Series 243, Cl. 6, 0.00%, 12/15/32[4,5]	191,319	37,613

3 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	$10,038	$10,951
Series 1644, Cl. S, 2.101%, 12/15/23[3]	2,295,077	2,375,661
Series 2043, Cl. ZP, 6.50%, 4/15/28	1,177,893	1,307,113
Series 2116, Cl. ZA, 6.00%, 1/15/29	639,059	725,296
Series 2148, Cl. ZA, 6.00%, 4/15/29	980,522	1,119,029
Series 2220, Cl. PD, 8.00%, 3/15/30	80,366	94,195
Series 2326, Cl. ZP, 6.50%, 6/15/31	131,049	146,029
Series 2344, Cl. FP, 1.147%, 8/15/31[3]	175,340	180,677
Series 2368, Cl. PR, 6.50%, 10/15/31	474,689	528,799
Series 2427, Cl. ZM, 6.50%, 3/15/32	460,161	524,191
Series 2451, Cl. FD, 1.197%, 3/15/32[3]	109,283	112,844
Series 2461, Cl. PZ, 6.50%, 6/15/32	266,993	304,373
Series 2464, Cl. FI, 1.197%, 2/15/32[3]	108,912	111,807
Series 2465, Cl. PG, 6.50%, 6/15/32	361,346	412,145
Series 2470, Cl. LF, 1.197%, 2/15/32[3]	109,232	112,136
Series 2517, Cl. GF, 1.197%, 2/15/32[3]	86,567	88,868
Series 2551, Cl. LF, 0.697%, 1/15/33[3]	11,599	11,713
Series 2668, Cl. AZ, 4.00%, 9/15/18	125,570	128,972
Series 3015, Cl. GM, 5.00%, 8/15/35	5,493,479	6,057,739
Series 3848, Cl. WL, 4.00%, 4/15/40	877,298	922,112
Series 3917, Cl. BA, 4.00%, 6/15/38	642,989	669,482
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2074, Cl. S, 52.982%, 7/17/28[4]	115,025	22,595
Series 2079, Cl. S, 0.00%, 7/17/28[4,5]	203,741	41,998
Series 2122, Cl. S, 31.754%, 2/15/29[4]	582,542	140,524
Series 2304, Cl. SK, 40.298%, 6/15/29[4]	610,758	141,654
Series 2493, Cl. S, 46.428%, 9/15/29[4]	153,907	40,957
Series 2526, Cl. SE, 29.43%, 6/15/29[4]	237,552	54,837
Series 2795, Cl. SH, 6.614%, 3/15/24[4]	1,728,683	235,062
Series 2920, Cl. S, 53.394%, 1/15/35[4]	1,503,639	288,706
Series 2922, Cl. SE, 6.38%, 2/15/35[4]	342,080	63,636
Series 2981, Cl. AS, 0.656%, 5/15/35[4]	1,417,255	290,912
Series 3004, Cl. SB, 99.999%, 7/15/35[4]	1,897,060	301,301
Series 3201, Cl. SG, 2.784%, 8/15/36[4]	917,349	182,038
Series 3397, Cl. GS, 15.876%, 12/15/37[4]	223,134	43,419
Series 3424, Cl. EI, 15.04%, 4/15/38[4]	147,631	18,341
Series 3450, Cl. BI, 9.435%, 5/15/38[4]	2,472,268	410,666
Series 3606, Cl. SN, 1.434%, 12/15/39[4]	549,872	99,785
Series 3659, Cl. IE, 0.00%, 3/15/19[4,5]	1,386,309	75,138
Series 3685, Cl. EI, 0.00%, 3/15/19[4,5]	900,339	38,921
Federal National Mortgage Assn.:
3.00%, 12/1/30[6]	40,000	41,417
4.50%, 12/1/30[6]	1,925,000	1,992,676
Federal National Mortgage Assn. Pool:
4.50%, 2/1/19-12/1/20	2,253,519	2,355,803
5.00%, 12/1/17-6/1/22	3,439,665	3,580,886
5.50%, 2/1/35-5/1/36	785,696	886,491
6.00%, 6/1/30-3/1/37	5,959,748	6,789,886
6.50%, 6/1/17-1/1/34	4,707,142	5,377,418
7.00%, 11/1/17-11/1/35	3,752,073	4,397,212

4 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. Pool: (Continued)
7.50%, 2/1/27-8/1/33	$3,240,716	$3,874,907
8.00%, 12/1/22	11,770	13,664
8.50%, 7/1/32	23,059	24,947
11.00%, 7/1/16	202	203
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 221, Cl. 2, 38.266%, 5/25/23[4]	419,783	84,980
Series 252, Cl. 2, 38.511%, 11/25/23[4]	217,059	45,699
Series 303, Cl. IO, 40.004%, 11/25/29[4]	1,966,275	473,679
Series 319, Cl. 2, 16.952%, 2/25/32[4]	354,593	75,908
Series 321, Cl. 2, 3.543%, 4/25/32[4]	523,509	111,302
Series 324, Cl. 2, 0.00%, 7/25/32[4,5]	228,518	48,986
Series 328, Cl. 2, 0.00%, 12/25/32[4,5]	1,305,549	249,851
Series 334, Cl. 12, 0.00%, 3/25/33[4,5]	756,378	182,100
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	614,813	129,370
Series 351, Cl. 10, 12.12%, 4/25/34[4]	523,585	99,195
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	491,901	94,385
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	358,896	71,977
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	176,498	36,043
Series 362, Cl. 13, 0.411%, 8/25/35[4]	321,213	68,799
Series 364, Cl. 15, 0.00%, 9/25/35[4,5]	456,019	90,481
Federal National Mortgage Assn., Principal-Only Stripped Mtg.-Backed Security, Series 327, Cl. 1, 12.023%, 9/25/32[7]	93,226	83,518
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1992-161, Cl. H, 7.50%, 9/25/22	1,284,826	1,448,773
Series 1993-87, Cl. Z, 6.50%, 6/25/23	354,704	391,160
Series 1999-54, Cl. LH, 6.50%, 11/25/29	248,445	282,806
Series 2002-29, Cl. F, 1.221%, 4/25/32[3]	117,475	120,772
Series 2002-64, Cl. FJ, 1.221%, 4/25/32[3]	36,162	37,176
Series 2002-68, Cl. FH, 0.699%, 10/18/32[3]	71,604	72,613
Series 2003-112, Cl. AN, 4.00%, 11/25/18	296,844	304,984
Series 2003-116, Cl. FA, 0.621%, 11/25/33[3]	129,692	130,570
Series 2003-130, Cl. CS, 13.658%, 12/25/33[3]	151,268	179,318
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,280,000	2,660,115
Series 2006-11, Cl. PS, 23.756%, 3/25/36[3]	232,206	365,451
Series 2006-46, Cl. SW, 23.389%, 6/25/36[3]	145,131	195,893
Series 2006-50, Cl. KS, 23.39%, 6/25/36[3]	294,331	457,147
Series 2006-50, Cl. SK, 23.39%, 6/25/36[3]	678,396	1,041,904
Series 2007-9, Cl. LE, 5.50%, 3/25/37	2,000,000	2,339,973
Series 2010-43, Cl. KG, 3.00%, 1/25/21	364,068	372,786
Series 2011-15, Cl. DA, 4.00%, 3/25/41	502,103	523,390
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,260,392	1,372,527
Series 2011-88, Cl. AB, 2.50%, 9/25/26	535,331	543,766
Series 2012-20, Cl. FD, 0.621%, 3/25/42[3]	375,765	377,717
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
Series 2001-61, Cl. SH, 28.243%, 11/18/31[4]	439,224	95,865
Series 2001-63, Cl. SD, 28.921%, 12/18/31[4]	174,405	37,278
Series 2001-68, Cl. SC, 20.408%, 11/25/31[4]	112,787	25,822
Series 2001-81, Cl. S, 23.553%, 1/25/32[4]	116,695	33,461
Series 2002-28, Cl. SA, 32.683%, 4/25/32[4]	113,745	26,755
Series 2002-38, Cl. SO, 45.75%, 4/25/32[4]	193,992	39,225

5 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 2002-39, Cl. SD, 36.513%, 3/18/32[4]	$205,030	$48,179
Series 2002-41, Cl. S, 53.211%, 7/25/32[4]	727,412	158,391
Series 2002-48, Cl. S, 28.419%, 7/25/32[4]	181,824	43,770
Series 2002-52, Cl. SD, 35.226%, 9/25/32[4]	183,640	44,309
Series 2002-52, Cl. SL, 30.919%, 9/25/32[4]	116,421	27,601
Series 2002-53, Cl. SK, 35.60%, 4/25/32[4]	127,892	31,362
Series 2002-56, Cl. SN, 30.185%, 7/25/32[4]	248,449	58,838
Series 2002-77, Cl. IS, 41.061%, 12/18/32[4]	330,504	76,641
Series 2002-77, Cl. SH, 33.545%, 12/18/32[4]	164,523	36,106
Series 2002-9, Cl. MS, 24.675%, 3/25/32[4]	183,446	43,136
Series 2003-25, Cl. IK, 23.248%, 4/25/33[4]	2,993,015	587,733
Series 2003-33, Cl. SP, 31.265%, 5/25/33[4]	411,969	95,696
Series 2003-4, Cl. S, 30.969%, 2/25/33[4]	249,575	65,546
Series 2005-12, Cl. SC, 9.323%, 3/25/35[4]	161,805	32,531
Series 2005-14, Cl. SE, 35.969%, 3/25/35[4]	1,253,761	204,395
Series 2005-40, Cl. SB, 53.105%, 5/25/35[4]	922,727	163,357
Series 2005-52, Cl. JH, 0.192%, 5/25/35[4]	564,674	105,084
Series 2005-6, Cl. SE, 15.964%, 2/25/35[4]	1,997,104	398,017
Series 2007-88, Cl. XI, 28.782%, 6/25/37[4]	568,710	99,571
Series 2008-55, Cl. SA, 13.695%, 7/25/38[4]	275,059	38,519
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	407,132	19,508
Series 2010-95, Cl. DI, 0.00%, 11/25/20[4,5]	1,895,609	106,459
Series 2011-96, Cl. SA, 5.721%, 10/25/41[4]	1,214,899	218,968
Series 2012-134, Cl. SA, 11.623%, 12/25/42[4]	2,537,890	628,623
Series 2012-40, Cl. PI, 0.00%, 4/25/41[4,5]	1,595,367	217,519
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 1995-2B, Cl. 2IO, 8.169%, 6/15/25[4]	2,945,706	71,384
		76,083,206

GNMA/Guaranteed—3.1%
Government National Mortgage Assn. I Pool:
6.50%, 11/15/23-12/15/23	24,400	27,973
7.00%, 1/15/28-8/15/28	166,644	181,764
7.50%, 2/15/22-11/15/26	116,965	122,686
8.00%, 9/15/16-8/15/28	27,267	27,886
8.50%, 8/15/17-12/15/17	28,349	29,251
9.50%, 7/15/18-12/15/19	2,630	2,644
10.00%, 8/15/17-8/15/19	19,072	19,220
10.50%, 1/15/16-12/15/20	25,068	25,212
Government National Mortgage Assn. II Pool:
1.75%, 4/20/17[3]	1,668	1,678
3.50%, 12/15/45[6]	34,320,000	35,853,003
7.00%, 1/20/30	39,238	46,498
11.00%, 10/20/19-7/20/20	27,365	27,523
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2007-17, Cl. AI, 19.803%, 4/16/37[4]	2,278,765	469,120
Series 2011-52, Cl. HS, 8.726%, 4/16/41[4]	3,688,580	708,432
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Series 1999-32, Cl. ZB, 8.00%, 9/16/29	2,148,293	2,521,471

6 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: (Continued)
Series 2000-12, Cl. ZA, 8.00%, 2/16/30	$514,147	$594,574
		40,658,935

Non-Agency—10.6%
Commercial—9.0%
Banc of America Funding Trust:
Series 2006-G, Cl. 2A4, 0.497%, 7/20/36[3]	4,194,800	3,941,910
Series 2014-R7, Cl. 3A1, 2.698%, 3/26/36[2,3]	2,544,159	2,588,427
BCAP LLC Trust:
Series 2011-R11, Cl. 18A5, 2.23%, 9/26/35[1,3]	585,521	592,262
Series 2012-RR2, Cl. 6A3, 2.848%, 9/26/35[1,3]	1,228,756	1,230,697
Series 2012-RR6, Cl. RR6, 2.404%, 11/26/36[1]	2,081,517	2,078,719
Bear Stearns ARM Trust:
Series 2005-2, Cl. A1, 2.68%, 3/25/35[3]	2,250,353	2,260,930
Series 2005-9, Cl. A1, 2.66%, 10/25/35[3]	908,162	895,707
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/24[1,4,5]	2,562,304	103,895
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 2.48%, 1/25/36[3]	1,190,287	1,126,908
CHL Mortgage Pass-Through Trust, Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	1,694,625	1,676,938
Citigroup Mortgage Loan Trust, Inc.:
Series 2006-AR1, Cl. 1A1, 2.57%, 10/25/35[3]	4,371,472	4,337,760
Series 2012-8, Cl. 1A1, 2.779%, 10/25/35[1,3]	2,373,211	2,383,531
COMM Mortgage Trust:
Series 2012-CR4, Cl. D, 4.726%, 10/15/45[1,3]	270,000	257,481
Series 2012-CR5, Cl. E, 4.482%, 12/10/45[1,3]	1,705,000	1,617,814
Series 2013-CR7, Cl. D, 4.493%, 3/10/46[1,3]	1,630,000	1,478,110
Series 2014-UBS3, Cl. D, 4.974%, 6/10/47[1,3]	650,000	581,517
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series 2012-CR5, Cl. XA, 0.00%, 12/10/45[4,5]	16,566,772	1,335,172
CSMC, Series 2009-13R, Cl. 4A1, 2.672%, 9/26/36[1,3]	119,238	119,844
DBUBS Mortgage Trust, Series 2011-LC1A, Cl. E, 5.834%, 11/10/46[1,3]	400,000	426,901
FREMF Mortgage Trust:
Series 2011-K701, Cl. C, 4.436%, 7/25/48[1,3]	3,606,000	3,733,861
Series 2011-K702, Cl. B, 4.931%, 4/25/44[1,3]	1,495,000	1,580,105
Series 2011-K704, Cl. B, 4.69%, 10/25/30[1,3]	2,300,000	2,412,531
Series 2012-K501, Cl. C, 3.517%, 11/25/46[1,3]	2,015,000	2,026,409
Series 2012-K706, Cl. C, 4.167%, 11/25/44[1,3]	3,762,000	3,884,712
Series 2012-K707, Cl. C, 4.019%, 1/25/47[1,3]	4,000,000	4,116,004
Series 2012-K708, Cl. C, 3.886%, 2/25/45[1,3]	600,000	610,746
Series 2012-K710, Cl. C, 3.95%, 6/25/47[1,3]	4,250,000	4,282,810
Series 2013-K26, Cl. C, 3.723%, 12/25/45[1,3]	1,642,030	1,604,136
Series 2013-K27, Cl. C, 3.616%, 1/25/46[1,3]	530,000	523,450
Series 2013-K28, Cl. C, 3.494%, 6/25/46[1,3]	530,000	500,242
Series 2013-K30, Cl. C, 3.668%, 6/25/45[1,3]	855,000	807,331
Series 2013-K502, Cl. C, 3.183%, 3/25/45[1,3]	955,000	966,816
Series 2013-K712, Cl. C, 3.371%, 5/25/45[1,3]	4,200,000	4,191,101
Series 2013-K713, Cl. C, 3.274%, 4/25/46[1,3]	4,390,000	4,361,830
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,3]	4,000,000	4,060,950
Series 2014-K715, Cl. C, 4.264%, 2/25/46[1,3]	1,435,000	1,467,915
Series 2015-K44, Cl. B, 3.811%, 1/25/48[1,3]	2,260,000	2,158,149

7 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
FREMF Mortgage Trust: (Continued)
Series 2015-K45, Cl. B, 3.714%, 4/25/48[1,3]	$4,000,000	$3,631,656
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6%, 4/25/37[1,3]	1,378,588	1,293,932
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 2.862%, 7/25/35[3]	482,450	477,670
Heller Financial Commercial Mortgage Asset Corp., Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2000-PH1, Cl. X, 0.00%, 1/17/34[1,4,5]	986,301	40
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Cl. E, 4.567%, 12/15/47[1,3]	1,415,000	1,344,098
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2006-LDP8, Cl. AJ, 5.48%, 5/15/45[3]	4,695,000	4,794,048
Series 2012-C6, Cl. E, 5.372%, 5/15/45[1,3]	2,055,000	2,052,737
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 2.691%, 7/25/35[3]	1,220,376	1,225,361
JP Morgan Resecuritization Trust, Series 2009-11, Cl. 5A1, 2.672%, 9/26/36[1,3]	452,867	453,590
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Cl. D, 4.714%, 8/15/46[1,3]	855,000	802,999
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 2.514%, 7/26/24[1,3]	92,824	77,809
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Cl. E, 4.813%, 11/15/45[1,3]	2,355,000	2,313,893
Morgan Stanley Capital I Trust, Series 2007-IQ13, Cl. AM, 5.406%, 3/15/44	2,550,000	2,632,371
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1A, 2.177%, 11/26/36[1,3]	2,822,441	2,775,158
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 2.394%, 6/26/46[1,3]	948,570	954,553
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 2.315%, 7/26/45[1,3]	309,440	309,339
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A, 2.425%, 8/25/34[3]	152,035	152,897
Structured Agency Credit Risk Debt Nts.:
Series 2014-DN1, Cl. M2, 2.397%, 2/25/24[3]	2,345,000	2,350,837
Series 2015-DNA2, Cl. M2, 2.821%, 12/25/27[3]	1,885,000	1,886,580
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Cl. E, 5.046%, 5/10/63[1,3]	380,000	376,518
WaMu Mortgage Pass-Through Certificates Trust:
Series 2005-AR14, Cl. 1A4, 2.513%, 12/25/35[3]	195,759	190,110
Series 2005-AR16, Cl. 1A1, 2.392%, 12/25/35[3]	856,127	813,918
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR1, Cl. 1A1, 2.622%, 2/25/35[3]	2,764,006	2,775,161
Series 2005-AR10, Cl. 1A1, 2.717%, 6/25/35[3]	2,781,620	2,846,836
Series 2006-AR7, Cl. 2A4, 2.806%, 5/25/36[3]	24,427	23,325
Series 2006-AR8, Cl. 2A4, 2.744%, 4/25/36[3]	442,595	433,509
WF-RBS Commercial Mortgage Trust:
Series 2012-C10, Cl. D, 4.605%, 12/15/45[1,3]	1,525,000	1,458,381
Series 2012-C7, Cl. E, 4.993%, 6/15/45[1,3]	710,000	702,938
Series 2012-C8, Cl. E, 5.037%, 8/15/45[1,3]	2,840,000	2,814,379
Series 2013-C11, Cl. D, 4.319%, 3/15/45[1,3]	651,000	612,909
Series 2013-C15, Cl. D, 4.63%, 8/15/46[1,3]	1,250,000	1,180,133
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates, Series 2011-C3, Cl. XA, 0.00%, 3/15/44[1,4,5]	12,632,040	553,098
		116,634,404

8 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Multi-Family—0.2%
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR15, Cl. 1A2, 2.736%, 9/25/35[3]	$2,481,000	$2,426,395

Residential—1.4%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 2.58%, 2/25/36[3]	2,276,946	2,261,273
CHL Mortgage Pass-Through Trust, Series 2005-J4, Cl. A7, 5.50%, 11/25/35	1,586,119	1,580,327
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 0.531%, 7/25/35[3]	461,316	432,402
Merrill Lynch Mortgage Investors Trust, Series 2005-A1, Cl. 2A1, 2.673%, 12/25/34[3]	128,477	127,162
RALI Trust, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	12,781	10,321
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7, 2.536%, 10/25/33[3]	574,022	588,358
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR13, Cl. 1A5, 2.74%, 5/25/35[3]	3,867,448	3,895,745
Series 2006-AR10, Cl. 5A5, 2.737%, 7/25/36[3]	2,490,189	2,411,261
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR4, Cl. 2A2, 2.645%, 4/25/35[3]	4,466,621	4,498,416
Series 2006-AR8, Cl. 2A1, 2.744%, 4/25/36[3]	2,476,264	2,425,423
		18,230,688
Total Mortgage-Backed Obligations (Cost $245,938,596)		254,033,628

U.S. Government Obligations—1.8%
Federal Home Loan Banks Nts., 1%, 12/19/17	9,488,000	9,485,030
United States Treasury Nts.:
2.00%, 9/30/20	9,948,000	10,108,491
2.50%, 8/15/23[8]	3,266,000	3,370,868
Total U.S. Government Obligations (Cost $22,598,445)		22,964,389

Corporate Bonds and Notes—57.3%
Consumer Discretionary—8.4%
Auto Components—0.2%
Johnson Controls, Inc., 1.40% Sr. Unsec. Nts., 11/2/17	2,111,000	2,090,369

Automobiles—2.1%
Daimler Finance North America LLC:
2.25% Sr. Unsec. Nts., 3/2/20[1]	2,100,000	2,063,441
2.45% Sr. Unsec. Nts., 5/18/20[1]	1,600,000	1,586,147
Ford Motor Credit Co. LLC:
1.684% Sr. Unsec. Nts., 9/8/17	1,500,000	1,487,199
2.24% Sr. Unsec. Nts., 6/15/18	4,000,000	3,979,424
2.459% Sr. Unsec. Nts., 3/27/20	3,000,000	2,932,755
General Motors Co., 3.50% Sr. Unsec. Nts., 10/2/18	3,000,000	3,049,800
General Motors Financial Co., Inc., 3.15% Sr. Unsec. Nts., 1/15/20	2,600,000	2,582,291
Harley-Davidson Financial Services, Inc., 2.15% Sr. Unsec. Nts., 2/26/20[1]	1,600,000	1,579,045
Hyundai Capital America, 2.40% Sr. Unsec. Nts., 10/30/18[1]	3,200,000	3,194,502
Jaguar Land Rover Automotive plc, 3.50% Sr. Unsec. Nts., 3/15/20[1]	2,600,000	2,557,750

9 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Automobiles (Continued)
Kia Motors Corp., 3.625% Sr. Unsec. Nts., 6/14/16[1]	$1,682,000	$1,700,220
		26,712,574

Hotels, Restaurants & Leisure—1.0%
Brinker International, Inc., 2.60% Sr. Unsec. Nts., 5/15/18	1,872,000	1,867,696
Carnival Corp., 3.95% Sr. Unsec. Nts., 10/15/20	2,500,000	2,640,350
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625% Sr. Unsec. Nts., 10/15/21	2,850,000	2,981,670
Marriott International, Inc., 3% Sr. Unsec. Nts., 3/1/19	3,000,000	3,058,734
Wyndham Worldwide Corp.:
2.95% Sr. Unsec. Nts., 3/1/17	610,000	614,842
6.00% Sr. Unsec. Nts., 12/1/16	2,000,000	2,084,764
		13,248,056

Household Durables—1.0%
DR Horton, Inc., 3.625% Sr. Unsec. Nts., 2/15/18	1,150,000	1,168,687
Jarden Corp., 7.50% Sr. Sub. Nts., 5/1/17	1,800,000	1,930,500
Lennar Corp., 4.125% Sr. Unsec. Nts., 12/1/18	2,300,000	2,357,500
Newell Rubbermaid, Inc., 2.875% Sr. Unsec. Nts., 12/1/19	3,115,000	3,112,010
Toll Brothers Finance Corp., 4% Sr. Unsec. Nts., 12/31/18	2,650,000	2,749,375
Whirlpool Corp.:
1.35% Sr. Unsec. Nts., 3/1/17	545,000	543,593
1.65% Sr. Unsec. Nts., 11/1/17	585,000	584,890
		12,446,555

Internet & Catalog Retail—0.1%
QVC, Inc., 3.125% Sr. Sec. Nts., 4/1/19	2,000,000	1,974,832

Leisure Equipment & Products—0.3%
Mattel, Inc., 1.70% Sr. Unsec. Nts., 3/15/18	4,160,000	4,116,511

Media—2.6%
CBS Corp., 2.30% Sr. Unsec. Nts., 8/15/19	4,200,000	4,184,384
CCO Safari II LLC, 3.579% Sr. Sec. Nts., 7/23/20[1]	1,800,000	1,810,822
Historic TW, Inc., 8.05% Sr. Unsec. Nts., 1/15/16	344,000	346,779
Interpublic Group of Cos, Inc. (The), 2.25% Sr. Unsec. Nts., 11/15/17	2,460,000	2,459,961
Omnicom Group, Inc., 4.45% Sr. Unsec. Nts., 8/15/20	2,370,000	2,539,600
Pearson plc, 4.625% Sr. Unsec. Nts., 6/15/18[1]	2,100,000	2,207,709
Scripps Networks Interactive, Inc., 2.75% Sr. Unsec. Nts., 11/15/19	4,100,000	4,046,671
Sky plc:
2.625% Sr. Unsec. Nts., 9/16/19[1]	1,900,000	1,901,841
6.10% Sr. Unsec. Nts., 2/15/18[1]	2,000,000	2,167,586
Thomson Reuters Corp., 1.65% Sr. Unsec. Nts., 9/29/17	3,800,000	3,794,775
Time Warner Cable, Inc., 4% Sr. Unsec. Nts., 9/1/21	3,600,000	3,701,848
Viacom, Inc., 2.75% Sr. Unsec. Nts., 12/15/19	4,090,000	4,062,372
		33,224,348

Specialty Retail—1.0%
AutoNation, Inc., 3.35% Sr. Unsec. Nts., 1/15/21	4,000,000	4,006,864
Best Buy Co., Inc., 5% Sr. Unsec. Nts., 8/1/18	4,256,000	4,447,520

10 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Specialty Retail (Continued)
L Brands, Inc., 6.625% Sr. Unsec. Nts., 4/1/21	$2,300,000	$2,593,250
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr. Unsec. Nts., 11/15/19	1,900,000	1,969,968
		13,017,602

Textiles, Apparel & Luxury Goods—0.1%
Hanesbrands, Inc., 6.375% Sr. Unsec. Unsub. Nts., 12/15/20	1,900,000	1,964,600

Consumer Staples—3.7%
Beverages—0.9%
Beam Suntory, Inc., 1.875% Sr. Unsec. Nts., 5/15/17	348,000	348,423
Constellation Brands, Inc., 3.75% Sr. Unsec. Nts., 5/1/21	2,655,000	2,694,825
FBG Finance Pty Ltd., 7.875% Sr. Unsec. Nts., 6/1/16[1]	2,200,000	2,274,307
Molson Coors Brewing Co., 2% Sr. Unsec. Nts., 5/1/17	2,000,000	1,999,732
Pernod Ricard SA, 2.95% Sr. Unsec. Nts., 1/15/17[1]	2,225,000	2,254,499
SABMiller Holdings, Inc., 2.45% Sr. Unsec. Nts., 1/15/17[1]	1,800,000	1,817,687
		11,389,473

Food & Staples Retailing—0.5%
CVS Health Corp., 2.80% Sr. Unsec. Nts., 7/20/20	2,800,000	2,846,091
Delhaize Group SA, 6.50% Sr. Unsec. Nts., 6/15/17	330,000	351,795
Sysco Corp., 2.60% Sr. Unsec. Nts., 10/1/20	3,800,000	3,827,501
		7,025,387

Food Products—1.2%
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts., 6/15/19	3,940,000	4,611,404
JM Smucker Co., 2.50% Sr. Unsec. Nts., 3/15/20	2,000,000	1,998,610
Kraft Foods Group, Inc., 2.25% Sr. Unsec. Nts., 6/5/17	2,500,000	2,529,197
Kraft Heinz Foods Co., 2.80% Sr. Unsec. Nts., 7/2/20[1]	3,000,000	3,012,483
Mead Johnson Nutrition Co., 3% Sr. Unsec. Nts., 11/15/20	1,000,000	1,002,629
Tyson Foods, Inc., 2.65% Sr. Unsec. Nts., 8/15/19	2,000,000	2,016,198
		15,170,521

Tobacco—1.1%
Altria Group, Inc., 2.625% Sr. Unsec. Nts., 1/14/20	2,500,000	2,518,503
BAT International Finance plc, 2.125% Sr. Unsec. Nts., 6/7/17[1]	3,000,000	3,026,145
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts., 7/21/20[1]	3,000,000	3,009,591
Reynolds American, Inc.:
3.25% Sr. Unsec. Nts., 6/12/20	3,775,000	3,871,300
8.125% Sr. Unsec. Nts., 6/23/19[1]	1,650,000	1,946,858
		14,372,397

Energy—6.2%
Energy Equipment & Services—1.0%
Cameron International Corp., 1.15% Sr. Unsec. Nts., 12/15/16	3,250,000	3,238,967
Halliburton Co., 2.70% Sr. Unsec. Nts., 11/15/20	3,200,000	3,210,659
Nabors Industries, Inc., 6.15% Sr. Unsec. Nts., 2/15/18	3,000,000	3,110,601
Weatherford International LLC, 6.35% Sr. Unsec. Nts., 6/15/17	3,070,000	3,023,950
		12,584,177

Oil, Gas & Consumable Fuels—5.2%
Anadarko Petroleum Corp., 6.375% Sr. Unsec. Nts., 9/15/17	3,297,000	3,529,518

11 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Buckeye Partners LP, 2.65% Sr. Unsec. Nts., 11/15/18	$3,450,000	$3,354,494
Canadian Natural Resources Ltd.:
1.75% Sr. Unsec. Nts., 1/15/18	990,000	972,984
5.90% Sr. Unsec. Nts., 2/1/18	1,124,000	1,198,425
Cenovus Energy, Inc., 5.70% Sr. Unsec. Nts., 10/15/19	3,500,000	3,783,797
Columbia Pipeline Group, Inc., 2.45% Sr. Unsec. Nts., 6/1/18[1]	2,000,000	1,990,614
Concho Resources, Inc., 5.50% Sr. Unsec. Nts., 10/1/22	2,600,000	2,535,000
DCP Midstream LLC, 9.75% Sr. Unsec. Nts., 3/15/19[1]	1,300,000	1,393,736
DCP Midstream Operating LP, 2.50% Sr. Unsec. Unsub. Nts., 12/1/17	2,800,000	2,604,202
Enbridge Energy Partners LP, 4.375% Sr. Unsec. Nts., 10/15/20	3,100,000	3,120,283
Energy Transfer Equity LP, 7.50% Sr. Sec. Nts., 10/15/20	2,350,000	2,477,781
Energy Transfer Partners LP, 4.15% Sr. Unsec. Nts., 10/1/20	3,000,000	2,914,179
EnLink Midstream Partners LP, 2.70% Sr. Unsec. Nts., 4/1/19	2,200,000	2,120,184
EQT Corp., 5.15% Sr. Unsec. Nts., 3/1/18	2,000,000	2,089,570
Hiland Partners LP/Hiland Partners Finance Corp., 7.25% Sr. Unsec. Nts., 10/1/20[1]	1,950,000	2,010,937
Husky Energy, Inc., 6.20% Sr. Unsec. Nts., 9/15/17	1,466,000	1,551,648
Kinder Morgan Finance Co. LLC, 6% Sr. Unsec. Nts., 1/15/18[1]	3,400,000	3,477,333
Magellan Midstream Partners LP, 6.55% Sr. Unsec. Nts., 7/15/19	2,248,000	2,499,398
NuStar Logistics LP, 8.15% Sr. Unsec. Nts., 4/15/18	2,950,000	3,141,750
Origin Energy Finance Ltd., 3.50% Sr. Unsec. Nts., 10/9/18[1]	3,954,000	3,878,617
Pioneer Natural Resources Co., 6.65% Sr. Unsec. Nts., 3/15/17	1,018,000	1,068,256
Plains All American Pipeline LP/PAA Finance Corp., 2.60% Sr. Unsec. Nts., 12/15/19	1,900,000	1,816,900
QEP Resources, Inc., 6.05% Sr. Unsec. Nts., 9/1/16	1,550,000	1,557,750
Southwestern Energy Co., 4.05% Sr. Unsec. Nts., 1/23/20	4,550,000	4,035,491
Spectra Energy Partners LP:
2.95% Sr. Unsec. Nts., 9/25/18	2,000,000	2,002,876
4.60% Sr. Unsec. Nts., 6/15/21	1,000,000	1,039,334
Whiting Canadian Holding Co. ULC, 8.125% Sr. Unsec. Nts., 12/1/19	1,900,000	1,983,609
Woodside Finance Ltd., 8.75% Sr. Unsec. Nts., 3/1/19[1]	3,000,000	3,475,752
		67,624,418

Financials—15.1%
Capital Markets—2.0%
Credit Suisse, New York, 2.30% Sr. Unsec. Nts., 5/28/19	4,000,000	4,021,144
Deutsche Bank AG, 2.95% Sr. Unsec. Nts., 8/20/20	3,300,000	3,312,487
E*TRADE Financial Corp., 5.375% Sr. Unsec. Nts., 11/15/22	2,850,000	3,021,000
Goldman Sachs Group, Inc. (The), 2.60% Sr. Unsec. Nts., 4/23/20	4,200,000	4,223,188
Lazard Group LLC, 6.85% Sr. Unsec. Nts., 6/15/17	1,164,000	1,241,887
Legg Mason, Inc., 2.70% Sr. Unsec. Nts., 7/15/19	2,000,000	2,001,318
Morgan Stanley, 2.65% Sr. Unsec. Nts., 1/27/20	5,000,000	5,040,525
UBS Preferred Funding Trust V, 6.243% Jr. Sub. Perpetual Bonds, Series 1[3,9]	3,500,000	3,561,250
		26,422,799

Commercial Banks—5.9%
Bank of America Corp.:
2.25% Sr. Unsec. Nts., 4/21/20	2,200,000	2,168,109

12 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Bank of America Corp.: (Continued)
2.60% Sr. Unsec. Nts., 1/15/19	$3,225,000	$3,263,042
2.625% Sr. Unsec. Nts., 10/19/20	1,300,000	1,295,640
Barclays plc:
2.75% Sr. Unsec. Nts., 11/8/19	4,100,000	4,111,410
2.875% Sr. Unsec. Nts., 6/8/20	1,100,000	1,104,728
CIT Group, Inc., 3.875% Sr. Unsec. Nts., 2/19/19	3,100,000	3,111,625
Citigroup, Inc.:
1.80% Sr. Unsec. Nts., 2/5/18	2,100,000	2,099,887
2.50% Sr. Unsec. Nts., 9/26/18	3,300,000	3,350,223
Citizens Bank NA, 2.30% Sr. Unsec. Nts., 12/3/18	5,000,000	4,993,500
Credit Agricole SA, 8.375% Jr. Sub. Perpetual Bonds[1,3,9]	3,370,000	3,824,950
Fifth Third Bancorp, 2.30% Sr. Unsec. Nts., 3/1/19	3,000,000	3,019,365
First Horizon National Corp., 3.50% Sr. Unsec. Nts., 12/15/20	3,000,000	2,993,190
JPMorgan Chase & Co., 2.25% Sr. Unsec. Nts., 1/23/20	4,200,000	4,187,400
KeyCorp, 2.90% Sr. Unsec. Nts., 9/15/20	5,000,000	5,018,125
Lloyds Bank plc, 1.75% Sr. Unsec. Nts., 5/14/18	2,700,000	2,697,619
Lloyds Banking Group plc, 6.267% Jr. Sub. Perpetual Bonds[1,3,9]	3,200,000	3,232,000
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds[2,3,9]	4,900,000	5,034,750
Regions Bank, Birmingham AL, 2.25% Sr. Unsec. Nts., 9/14/18	1,134,000	1,137,123
Regions Financial Corp., 2% Sr. Unsec. Nts., 5/15/18	3,800,000	3,786,179
Royal Bank of Scotland Group plc, 7.64% Jr. Sub. Perpetual Bonds, Series U3,9	2,800,000	2,939,440
Societe Generale SA, 5.922% Jr. Sub. Perpetual Bonds[1,3,9]	2,860,000	2,945,800
Svenska Handelsbanken AB, 2.40% Sr. Unsec. Nts., 10/1/20	4,000,000	3,986,444
Wells Fargo & Co., 2.60% Sr. Unsec. Nts., 7/22/20	5,700,000	5,751,499
		76,052,048

Consumer Finance—1.3%
Ally Financial, Inc., 4.625% Sr. Unsec. Nts., 5/19/22	2,950,000	3,023,750
American Express Co., 6.80% Sub. Nts., 9/1/66[3]	4,700,000	4,770,970
Capital One NA, 2.40% Sr. Unsec. Nts., 9/5/19	4,000,000	3,972,592
Discover Bank/Greenwood DE, 3.10% Sr. Unsec. Nts., 6/4/20	1,500,000	1,517,307
Synchrony Financial, 2.70% Sr. Unsec. Nts., 2/3/20	3,423,000	3,376,279
		16,660,898

Diversified Financial Services—0.8%
INVISTA Finance LLC, 4.25% Sr. Sec. Nts., 10/15/19[1]	2,900,000	2,849,250
McGraw Hill Financial, Inc.:
2.50% Sr. Unsec. Nts., 8/15/18[1]	717,000	722,376
5.90% Sr. Unsec. Nts., 11/15/17	2,000,000	2,127,812
Moody’s Corp., 2.75% Sr. Unsec. Nts., 7/15/19	2,872,000	2,914,118
Suntory Holdings Ltd., 1.65% Sr. Unsec. Nts., 9/29/17[1]	2,236,000	2,224,362
		10,837,918

Insurance—1.4%
ACE INA Holdings, Inc., 2.30% Sr. Unsec. Nts., 11/3/20	2,000,000	1,988,548
AXA Equitable Life Insurance Co., 7.70% Sub. Nts., 12/1/15[1]	2,000,000	2,000,000
AXIS Specialty Finance plc, 2.65% Sr. Unsec. Nts., 4/1/19	3,100,000	3,097,814
MetLife, Inc., 1.903% Sr. Unsec. Nts., 12/15/17	3,000,000	3,019,518

13 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Insurance (Continued)
Pricoa Global Funding I, 2.20% Sr. Sec. Nts., 5/16/19[1]	$3,400,000	$3,409,408
TIAA Asset Management Finance Co. LLC, 2.95% Sr. Unsec. Nts., 11/1/19[1]	4,500,000	4,540,923
		18,056,211

Real Estate Investment Trusts (REITs)—3.5%
American Campus Communities Operating Partnership LP, 3.35% Sr. Unsec. Nts., 10/1/20	3,000,000	3,006,633
American Tower Corp.:
2.80% Sr. Unsec. Nts., 6/1/20	500,000	497,982
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,000,000	2,173,208
AvalonBay Communities, Inc., 6.10% Sr. Unsec. Nts., 3/15/20	2,250,000	2,564,566
BioMed Realty LP, 6.125% Sr. Unsec. Nts., 4/15/20	3,529,000	3,792,983
Boston Properties LP, 3.70% Sr. Unsec. Nts., 11/15/18	2,989,000	3,108,817
Corrections Corp. of America, 4.125% Sr. Unsec. Nts., 4/1/20	2,600,000	2,541,500
Digital Delta Holdings LLC, 3.40% Sr. Unsec. Nts., 10/1/20[1]	3,000,000	3,016,083
First Industrial LP, 7.50% Sr. Unsec. Nts., 12/1/17	2,266,000	2,482,305
Highwoods Realty LP, 7.50% Sr. Unsec. Nts., 4/15/18	2,260,000	2,516,042
Kimco Realty Corp., 4.30% Sr. Unsec. Nts., 2/1/18	2,851,000	2,984,929
Liberty Property LP, 5.50% Sr. Unsec. Nts., 12/15/16	1,506,000	1,565,531
Mack-Cali Realty LP, 5.80% Sr. Unsec. Nts., 1/15/16	2,000,000	2,009,324
Prologis International Funding II SA, 4.875% Sr. Unsec. Nts., 2/15/20[1]	525,000	557,014
Realty Income Corp., 2% Sr. Unsec. Nts., 1/31/18	2,250,000	2,256,426
Simon Property Group LP, 1.50% Sr. Unsec. Nts., 2/1/18[1]	1,059,000	1,051,924
Ventas Realty LP, 1.25% Sr. Unsec. Nts., 4/17/17	815,000	810,384
Ventas Realty LP/Ventas Capital Corp., 2% Sr. Unsec. Nts., 2/15/18	1,750,000	1,749,291
Vornado Realty LP, 2.50% Sr. Unsec. Nts., 6/30/19	2,600,000	2,577,406
WEA Finance LLC/Westfield UK & Europe Finance plc, 2.70% Unsec. Nts., 9/17/19[1]	4,000,000	3,984,948
		45,247,296

Real Estate Management & Development—0.2%
Brookfield Asset Management, Inc., 5.80% Sr. Unsec. Nts., 4/25/17	2,471,000	2,602,601

Health Care—4.1%
Biotechnology—0.9%
AbbVie, Inc., 1.80% Sr. Unsec. Nts., 5/14/18	2,700,000	2,698,510
Biogen, Inc., 2.90% Sr. Unsec. Nts., 9/15/20	5,400,000	5,418,333
Celgene Corp., 2.875% Sr. Unsec. Nts., 8/15/20	3,400,000	3,418,924
		11,535,767

Health Care Equipment & Supplies—1.0%
Becton Dickinson & Co.:
1.45% Sr. Unsec. Nts., 5/15/17	2,125,000	2,123,289
2.675% Sr. Unsec. Nts., 12/15/19	2,000,000	2,025,698
Boston Scientific Corp., 2.85% Sr. Unsec. Nts., 5/15/20	3,000,000	2,992,749
St Jude Medical, Inc., 2.80% Sr. Unsec. Nts., 9/15/20	2,000,000	2,006,554
Zimmer Biomet Holdings, Inc., 2.70% Sr. Unsec. Nts., 4/1/20	3,700,000	3,700,581
		12,848,871

14 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Providers & Services—0.8%
Cardinal Health, Inc., 1.95% Sr. Unsec. Nts., 6/15/18	$3,000,000	$3,005,676
Express Scripts Holding Co., 2.25% Sr. Unsec. Nts., 6/15/19	2,100,000	2,091,779
Laboratory Corp. of America Holdings, 2.625% Sr. Unsec. Nts., 2/1/20	3,310,000	3,296,528
Universal Health Services, Inc., 7.125% Sr. Sec. Nts., 6/30/16	1,980,000	2,039,321
		10,433,304

Life Sciences Tools & Services—0.4%
Life Technologies Corp.:
3.50% Sr. Unsec. Nts., 1/15/16	137,000	137,455
6.00% Sr. Unsec. Nts., 3/1/20	3,300,000	3,711,239
Thermo Fisher Scientific, 2.15% Sr. Unsec. Nts., 12/14/18[6]	1,283,000	1,282,962
		5,131,656

Pharmaceuticals—1.0%
Actavis Funding SCS:
1.30% Sr. Unsec. Nts., 6/15/17	1,350,000	1,340,747
2.35% Sr. Unsec. Nts., 3/12/18	5,000,000	5,048,185
Mallinckrodt International Finance SA, 3.50% Sr. Unsec. Nts., 4/15/18	2,989,000	2,772,297
Mylan, Inc., 1.80% Sr. Unsec. Nts., 6/24/16	3,355,000	3,352,662
		12,513,891

Industrials—6.1%
Aerospace & Defense—0.8%
L-3 Communications Corp.:
1.50% Sr. Unsec. Nts., 5/28/17	553,000	542,895
3.95% Sr. Unsec. Nts., 11/15/16	1,700,000	1,729,694
Lockheed Martin Corp., 2.50% Sr. Unsec. Nts., 11/23/20	5,000,000	5,015,425
Rolls-Royce plc, 2.375% Sr. Unsec. Nts., 10/14/20[1]	2,600,000	2,560,743
		9,848,757

Building Products—0.4%
Fortune Brands Home & Security, Inc., 3% Sr. Unsec. Nts., 6/15/20	2,700,000	2,714,750
Masco Corp.:
5.85% Sr. Unsec. Nts., 3/15/17	1,900,000	1,990,250
6.125% Sr. Unsec. Nts., 10/3/16	600,000	622,500
Owens Corning, 6.50% Sr. Unsec. Nts., 12/1/16	78,000	81,679
		5,409,179

Commercial Services & Supplies—0.4%
Pitney Bowes, Inc., 4.75% Sr. Unsec. Nts., 5/15/18	1,988,000	2,098,712
Republic Services, Inc., 5% Sr. Unsec. Nts., 3/1/20	2,800,000	3,069,937
		5,168,649

Industrial Conglomerates—1.1%
Danaher Corp., 2.40% Sr. Unsec. Nts., 9/15/20	3,000,000	3,018,870
GE Capital Trust I, 6.375% Sub. Nts., 11/15/67[3]	7,600,000	8,109,200
Roper Technologies, Inc., 3% Sr. Unsec. Nts., 12/15/20[6]	3,300,000	3,298,746
		14,426,816

Machinery—1.4%
CNH Industrial Capital LLC, 3.25% Sr. Unsec. Nts., 2/1/17	2,600,000	2,590,250

15 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Machinery (Continued)
Crane Co., 2.75% Sr. Unsec. Nts., 12/15/18	$2,500,000	$2,509,495
Ingersoll-Rand Global Holding Co. Ltd., 2.875% Sr. Unsec. Nts., 1/15/19	3,490,000	3,548,995
Pentair Finance SA, 3.625% Sr. Unsec. Nts., 9/15/20	5,000,000	5,028,305
Stanley Black & Decker, Inc., 2.451% Sub. Nts., 11/17/18	2,358,000	2,369,363
Xylem, Inc., 3.55% Sr. Unsec. Nts., 9/20/16	2,400,000	2,441,743
		18,488,151

Marine—0.4%
AP Moeller-Maersk AS:
2.55% Unsec. Nts., 9/22/19[1]	2,500,000	2,479,877
2.875% Unsec. Nts., 9/28/20[1]	2,600,000	2,582,905
		5,062,782

Professional Services—0.2%
Nielsen Finance LLC/Nielsen Finance Co., 4.50% Sr. Unsec. Nts., 10/1/20	2,645,000	2,697,900

Road & Rail—0.9%
ERAC USA Finance LLC, 6.375% Sr. Unsec. Nts., 10/15/17[1]	2,300,000	2,487,114
Penske Truck Leasing Co. LP/PTL Finance Corp.:
3.05% Sr. Unsec. Nts., 1/9/20[1]	750,000	747,816
3.20% Sr. Unsec. Nts., 7/15/20[1]	5,150,000	5,140,148
Ryder System, Inc.:
2.65% Unsec. Nts., 3/2/20	2,000,000	1,982,326
2.875% Unsec. Nts., 9/1/20	2,000,000	1,999,546
		12,356,950

Trading Companies & Distributors—0.5%
Air Lease Corp., 2.125% Sr. Unsec. Nts., 1/15/18	3,000,000	2,963,100
International Lease Finance Corp., 5.875% Sr. Unsec. Unsub. Nts., 4/1/19	2,755,000	2,934,075
		5,897,175

Information Technology—3.3%
Communications Equipment—0.3%
Harris Corp., 1.999% Sr. Unsec. Nts., 4/27/18	3,800,000	3,752,401

Electronic Equipment, Instruments, & Components—0.5%
Amphenol Corp., 1.55% Sr. Unsec. Nts., 9/15/17	2,300,000	2,295,002
Arrow Electronics, Inc., 6% Sr. Unsec. Nts., 4/1/20	495,000	541,702
Keysight Technologies, Inc., 3.30% Sr. Unsec. Nts., 10/30/19	4,000,000	3,946,680
		6,783,384

Internet Software & Services—0.2%
IAC/InterActiveCorp, 4.875% Sr. Unsec. Nts., 11/30/18	2,350,000	2,414,625

IT Services—0.8%
Fidelity National Information Services, Inc.:
1.45% Sr. Unsec. Nts., 6/5/17	2,066,000	2,049,660
2.85% Sr. Unsec. Nts., 10/15/18	3,141,000	3,172,423
Total System Services, Inc., 2.375% Sr. Unsec. Nts., 6/1/18	4,232,000	4,225,017

16 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
IT Services (Continued)
Xerox Corp.:
2.95% Sr. Unsec. Nts., 3/15/17	$900,000	$910,068
6.75% Sr. Unsec. Nts., 2/1/17	452,000	476,084
		10,833,252

Semiconductors & Semiconductor Equipment—0.4%
Altera Corp., 1.75% Sr. Unsec. Nts., 5/15/17	2,400,000	2,406,835
NXP BV/NXP Funding LLC, 3.50% Sr. Unsec. Nts., 9/15/16[1]	3,100,000	3,115,500
		5,522,335

Software—0.4%
Autodesk, Inc.:
1.95% Sr. Unsec. Nts., 12/15/17	2,500,000	2,495,867
3.125% Sr. Unsec. Nts., 6/15/20	3,000,000	2,984,721
		5,480,588

Technology Hardware, Storage & Peripherals—0.7%
Dell, Inc., 5.875% Sr. Unsec. Nts., 6/15/19	2,400,000	2,559,000
Hewlett Packard Enterprise Co.:
2.45% Sr. Unsec. Nts., 10/5/17[1]	2,552,000	2,559,023
3.60% Sr. Unsec. Nts., 10/15/20[1]	3,200,000	3,228,890
		8,346,913

Materials—3.5%
Chemicals—1.5%
Airgas, Inc., 3.05% Sr. Unsec. Nts., 8/1/20	2,300,000	2,334,817
Albemarle Corp., 3% Sr. Unsec. Nts., 12/1/19	2,000,000	1,989,842
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, 2.45% Sr. Unsec. Nts., 5/1/20[1]	1,600,000	1,587,693
Eastman Chemical Co., 2.70% Sr. Unsec. Nts., 1/15/20	4,950,000	4,946,476
LyondellBasell Industries NV, 5% Sr. Unsec. Nts., 4/15/19	2,100,000	2,258,029
Methanex Corp., 3.25% Sr. Unsec. Nts., 12/15/19	2,600,000	2,495,420
RPM International, Inc., 6.50% Sr. Unsec. Nts., 2/15/18	2,000,000	2,168,830
Solvay Finance (America), 3.40% Sr. Unsec. Nts., 12/3/20[1]	770,000	769,892
		18,550,999

Construction Materials—0.1%
CRH America, Inc., 6% Sr. Unsec. Nts., 9/30/16	1,504,000	1,555,661

Containers & Packaging—0.7%
Packaging Corp. of America, 6.50% Sr. Unsec. Nts., 3/15/18	2,400,000	2,609,057
Rock-Tenn Co., 3.50% Sr. Unsec. Unsub. Nts., 3/1/20	3,205,000	3,258,549
Silgan Holdings, Inc., 5% Sr. Unsec. Nts., 4/1/20	2,600,000	2,668,250
		8,535,856

Metals & Mining—1.2%
Alcoa, Inc., 5.55% Sr. Unsec. Nts., 2/1/17	3,000,000	3,105,375
Freeport-McMoRan, Inc.:
2.15% Sr. Unsec. Nts., 3/1/17	2,200,000	2,090,000
2.375% Sr. Unsec. Nts., 3/15/18	2,250,000	1,924,718
Glencore Funding LLC:
2.50% Sr. Unsec. Nts., 1/15/19[1]	1,400,000	1,155,396
2.875% Sr. Unsec. Nts., 4/16/20[1]	3,700,000	2,999,956

17 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
Goldcorp, Inc., 2.125% Sr. Unsec. Nts., 3/15/18	$2,000,000	$1,968,076
Teck Resources Ltd.:
2.50% Sr. Unsec. Nts., 2/1/18	2,200,000	1,727,000
3.15% Sr. Unsec. Nts., 1/15/17	1,000,000	933,750
		15,904,271

Telecommunication Services—2.3%
Diversified Telecommunication Services—2.0%
AT&T, Inc., 5.80% Sr. Unsec. Nts., 2/15/19	3,700,000	4,117,404
British Telecommunications plc, 5.95% Sr. Unsec. Nts., 1/15/18	2,000,000	2,172,656
CenturyLink, Inc., 5.625% Sr. Unsec. Unsub. Nts., 4/1/20	2,100,000	2,089,500
Deutsche Telekom International Finance BV, 6.75% Sr. Unsec. Nts., 8/20/18	2,800,000	3,142,667
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875% Sr. Unsec. Nts., 10/1/19	1,900,000	2,141,511
Frontier Communications Corp.:
8.50% Sr. Unsec. Nts., 4/15/20	1,830,000	1,839,150
8.875% Sr. Unsec. Nts., 9/15/20[1]	1,000,000	1,005,000
Telecom Italia Capital SA, 7.175% Sr. Unsec. Nts., 6/18/19	1,900,000	2,152,700
Telefonica Emisiones SAU, 5.877% Sr. Unsec. Nts., 7/15/19	2,900,000	3,224,081
Verizon Communications, Inc., 4.50% Sr. Unsec. Nts., 9/15/20	3,800,000	4,130,406
		26,015,075

Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., 6.80% Sr. Unsec. Nts., 8/15/18	3,650,000	4,106,443

Utilities—4.6%
Electric Utilities—2.9%
Cleveland Electric Illuminating Co., 8.875% Sec. Nts., 11/15/18	3,100,000	3,660,750
EDP Finance BV, 6% Sr. Unsec. Nts., 2/2/18[1]	3,350,000	3,549,389
Enel Finance International NV, 6.25% Sr. Unsec. Nts., 9/15/17[1]	2,750,000	2,952,645
Exelon Corp., 1.55% Sr. Unsec. Nts., 6/9/17	2,700,000	2,693,409
Exelon Generation Co. LLC, 2.95% Sr. Unsec. Nts., 1/15/20	2,600,000	2,603,312
Great Plains Energy, Inc., 6.875% Sr. Unsec. Nts., 9/15/17	2,368,000	2,531,361
Iberdrola Finance Ireland Ltd., 5% Sr. Unsec. Nts., 9/11/19[1]	2,000,000	2,174,406
ITC Holdings Corp., 6.05% Sr. Unsec. Nts., 1/31/18[1]	1,725,000	1,871,327
NextEra Energy Capital Holdings, Inc.:
2.40% Sr. Unsec. Nts., 9/15/19	2,600,000	2,576,496
7.875% Sr. Unsec. Nts., 12/15/15	399,000	400,013
PPL WEM Ltd./Western Power Distribution Ltd., 3.90% Sr. Unsec. Nts., 5/1/16[1]	3,250,000	3,282,263
Progress Energy, Inc., 4.40% Sr. Unsec. Nts., 1/15/21	750,000	796,696
Public Service Co. of New Mexico, 7.95% Sr. Unsec. Nts., 5/15/18	2,230,000	2,509,435
Southern Co., 2.75% Sr. Unsec. Nts., 6/15/20	2,400,000	2,392,034
Southern Power Co., 2.375% Sr. Unsec. Nts., 6/1/20	2,700,000	2,627,521
Southwestern Electric Power Co., 5.875% Sr. Unsec. Nts., 3/1/18	1,515,000	1,645,185
		38,266,242

Independent Power and Renewable Electricity Producers—0.5%
Dayton Power & Light Co. (The), 1.875% Sec. Nts., 9/15/16	3,172,000	3,182,325

18 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Independent Power and Renewable Electricity Producers (Continued)
IPALCO Enterprises, Inc., 3.45% Sr. Sec. Nts., 7/15/20	$2,750,000	$2,722,500
		5,904,825

Multi-Utilities—1.2%
CenterPoint Energy, Inc., 5.95% Sr. Unsec. Nts., 2/1/17	2,175,000	2,282,808
CMS Energy Corp., 6.55% Sr. Unsec. Nts., 7/17/17	2,200,000	2,362,389
Dominion Resources, Inc., 6.40% Sr. Unsec. Nts., 6/15/18	2,225,000	2,459,284
Florida Gas Transmission Co. LLC, 5.45% Sr. Unsec. Nts., 7/15/20[1]	2,000,000	2,155,636
PG&E Corp., 2.40% Sr. Unsec. Nts., 3/1/19	2,750,000	2,759,333
TECO Finance, Inc., 6.572% Sr. Unsec. Nts., 11/1/17	2,838,000	3,078,049
		15,097,499
Total Corporate Bonds and Notes (Cost $745,821,307)		741,731,808

	Shares
Investment Company—11.1%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[10,11] (Cost $143,652,356)	143,652,356	143,652,356

Total Investments, at Value (Cost $1,321,419,295)	102.4%	1,325,551,584
Net Other Assets (Liabilities)	(2.4)	(30,544,529)

Net Assets	100.0%	$1,295,007,055

Footnotes to Statement of Investments

1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $306,355,977 or 23.66% of the Fund’s net assets at period end.

2. Restricted security. The aggregate value of restricted securities at period end was $10,562,270, which represents 0.82% of the Fund’s net assets. See Note 4 of the accompanying Notes. Information concerning restricted securities is as follows:

Security	Acquisition Dates	Cost	Value	Unrealized Appreciation/ (Depreciation)
American Credit Acceptance Receivables Trust, Series 2015- 3, Cl. B, 3.56%, 10/12/21	9/30/15	$2,949,703	$2,939,093	$(10,610)
Banc of America Funding Trust, Series 2014-R7, Cl. 3A1, 2.698%, 3/26/36	3/6/15-5/13/15	2,595,410	2,588,427	(6,983)
Rabobank Capital Funding Trust III, 5.254% Jr. Sub. Perpetual Bonds	6/24/13-7/31/15	4,918,046	5,034,750	116,704

		$10,463,159	$10,562,270	$99,111

3. Represents the current interest rate for a variable or increasing rate security.

19 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $12,040,724 or 0.93% of the Fund’s net assets at period end.

5. Interest rate is less than 0.0005%.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $83,518 or 0.01% of the Fund’s net assets at period end.

8. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $2,606,075. See Note 6 of the accompanying Notes.

9. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

10. Rate shown is the 7-day yield at period end.

11. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares August 31, 2015	Gross Additions	Gross Reductions	Shares November 30, 2015
Oppenheimer Institutional Money Market Fund, Cl. E	61,867,197	248,043,579	166,258,420	143,652,356

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$143,652,356	$54,595

Futures Contracts as of November 30, 2015
Description	Exchange	Buy/Sell	Expiration Date	Number of Contracts	Value	Unrealized Appreciation (Depreciation)
United States Treasury Long Bonds	CBT	Buy	3/21/16	61	$9,394,000	$(2,754)
United States Treasury Nts., 2 yr.	CBT	Buy	3/31/16	1,096	238,431,376	(60,670)
United States Treasury Nts., 5 yr.	CBT	Sell	3/31/16	281	33,348,992	19,279
United States Treasury Nts., 10 yr.	CBT	Sell	3/21/16	1,335	168,794,063	60,144

						$15,999

20 OPPENHEIMER LIMITED-TERM BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Glossary:

Exchange Abbreviations

CBT                     Chicago Board of Trade

21 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS November 30, 2015 Unaudited

1. Organization

Oppenheimer Limited-Term Bond Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the mean between the bid and asked price on the principal exchange or, if not available from the principal exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following

22 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

methodologies (listed in order of priority): (1) a bid from the principal exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

23 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

24 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$163,169,403	$—	$163,169,403
Mortgage-Backed Obligations	—	253,851,924	181,704	254,033,628
U.S. Government Obligations	—	22,964,389	—	22,964,389
Corporate Bonds and Notes	—	741,731,808	—	741,731,808
Investment Company	143,652,356	—	—	143,652,356

Total Investments, at Value	143,652,356	1,181,717,524	181,704	1,325,551,584
Other Financial Instruments:
Futures contracts	79,423	—	—	79,423

Total Assets	$143,731,779	$1,181,717,524	$181,704	$1,325,631,007

Liabilities Table
Other Financial Instruments:
Futures contracts	$(63,424)	$—	$—	$(63,424)

Total Liabilities	$(63,424)	$—	$—	$(63,424)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 3*
Assets Table
Investments, at Value:
Mortgage-Backed Obligations	$2,803,864	$(2,803,864)
Total Assets	$2,803,864	$(2,803,864)

*Transferred from Level 3 to Level 2 due to the availability of market data for this security.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are

25 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in a money market Affiliated Fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity or for defensive purposes. IMMF is regulated as a money market fund under the Investment Company Act of 1940, as amended.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$106,156,634
Sold securities	67,479,156

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity)

26 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

27 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to unanticipated changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

28 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

During the reporting period, the Fund had an ending monthly average market value of $263,110,778 and $372,579,285 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared

29 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $21,973,750 on interest rate swaps which pay a fixed rate.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and

30 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

31 OPPENHEIMER LIMITED-TERM BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g. $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,321,423,536
Federal tax cost of other investments	(45,698,320)

Total federal tax cost	$1,275,725,216

Gross unrealized appreciation	$16,690,831
Gross unrealized depreciation	(12,546,784)

Net unrealized appreciation	$4,144,047

32 OPPENHEIMER LIMITED-TERM BOND FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited-Term Bond Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	1/15/2016

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	1/15/2016